Shareholders' Equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) ₪ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) ₪ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2011 ₪ / shares shares
Shareholders' Equity [Line Items]
Purchased an aggregate amount of ordinary shares (in Shares) | shares	3,165,092
Total consideration	$ 2,800
Treasury shares (in Shares) | shares	1,475,184	1,475,184	1,535,684	1,535,684
Treasury value	$ 1,007	$ 1,007	$ 1,058	$ 1,058
Treasury shares were utilized	$ 61		$ 67		$ 72
Dividends paid per share (in Dollars per share) | $ / shares	$ 0.24		$ 0.26		$ 0.26
Paid dividends to shareholders	$ 4,800		$ 5,200		$ 5,200
Options granted exercise price of ordinary shares term	5 years
Lower tax rate on part of the capital gains	25.00%
Exercise price | (per share)	$ 0.003	$ 0.01	$ 0.003	$ 0.01	$ 0.003	₪ 0.01
Total unrecognized compensation costs	$ 517	$ 517
Total compensation cost not yet recognized, weighted average period for recognition	1 year 3 months 14 days
Total intrinsic value of options exercised	$ 129		$ 184		$ 235
Aggregate intrinsic value of the outstanding options	980	980
Aggregate intrinsic value of the exercisable options	$ 59	$ 59
2011 Share Incentive Plan [Member] | Israel, New Shekels [Member]
Shareholders' Equity [Line Items]
Options for ordinary shares (in Shares) | shares							1,800,000
Par value granted to employees (in New Shekels per share) | ₪ / shares							₪ 0.01
Minimum [Member]
Shareholders' Equity [Line Items]
Outstanding options granted, vesting period	2 years
Maximum [Member]
Shareholders' Equity [Line Items]
Outstanding options granted, vesting period	4 years